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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                   PROSPECTUS SUPPLEMENT -- SEPTEMBER 17, 2008

FUND                                                                    PROSPECTUS DATE     FORM #
RiverSource Variable Portfolio Funds For
Threadneedle Variable Portfolio -- International Opportunity Fund         May 1, 2008    S-6466-99 AC


For Threadneedle Variable Portfolio -- International Opportunity Fund, the information under the "Threadneedle" subsection of the "Management" section regarding the portfolio managers for the Fund has been revised as follows:

The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

- Head of managed funds.

- Managed the Fund since 2003.

- Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

- Began investment career in 1980.

- MA, Oxford University.

Esther Perkins, CFA, Deputy Portfolio Manager

- Head of EAFE Equities.

- Deputy managed the Fund since 2008.

- Joined Threadneedle in 2008 as a fund manager.

- Began investment career in 1998 as an equity trader at Goldman Sachs International, 1998 - 2003. From 2004 - 2008, she was an Investment Director at Standard Life Investments, managing global portfolios.

- BA, Oxford University; MA, University of Pennsylvania; MBA, Wharton Business School.

The rest of the section remains unchanged.